Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000174138 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000174138 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000174138 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.79%
C000174138 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.49%
C000174138 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
C000174139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000174139 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
C000174139 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.41%
C000174139 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000174139 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000174140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.33%
C000174140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000174140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000174140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.22%
C000174140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000198594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.28%
C000198594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.89%
C000198594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000198594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
C000198594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.15%